UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21888

                   OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: MAY 31

                      Date of reporting period: 02/28/2009

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
CERTIFICATES OF DEPOSIT--31.1%
DOMESTIC CERTIFICATES OF DEPOSIT--3.4%
Citibank NA:
0.64%, 4/8/09                                      $ 50,000,000   $   50,000,000
1.43%, 3/23/09                                       50,000,000       50,000,000
1.77%, 3/16/09                                       50,000,000       50,000,000
1.85%, 3/12/09                                       50,000,000       50,000,000
                                                                  --------------
US Bank NA, 0.80%, 7/20/09                           50,000,000       50,000,000
                                                                  --------------
                                                                     250,000,000
                                                                  --------------
YANKEE CERTIFICATES OF DEPOSIT--27.7%
Bank of Nova Scotia, Houston, TX:
0.55%, 4/27/09                                       27,000,000       27,000,000
2.451%, 9/8/09(1)                                    50,000,000       50,000,000
2.46%, 9/4/09(1)                                     50,000,000       50,000,000
2.467%, 9/2/09(1)                                    50,000,000       50,000,000
2.501%, 9/8/09(1)                                   100,000,000      100,000,000
                                                                  --------------
BNP Paribas, New York:
0.62%, 4/9/09                                        48,000,000       48,000,000
0.76%, 4/6/09                                        30,000,000       30,000,000
1%, 5/12/09                                          70,000,000       70,000,000
1%, 5/20/09                                          80,000,000       80,000,000
2.15%, 3/2/09                                        70,000,000       70,000,000
                                                                  --------------
Calyon, New York:                                    50,000,000       50,000,000
0.45%, 3/3/09
0.49%, 3/5/09                                       100,000,000      100,000,000
0.49%, 3/6/09                                       100,000,000      100,000,000
0.49%, 3/10/09                                       32,000,000       32,000,000
                                                                  --------------
National Australia Funding (Delaware), Inc.:
0.45%, 4/9/09                                        30,000,000       30,000,000
0.58%, 4/9/09                                        25,000,000       25,000,000
0.65%, 4/29/09                                       45,000,000       45,000,000
0.72%, 5/19/09                                       25,000,000       25,000,000
0.85%, 4/7/09                                        35,000,000       35,000,000
                                                                  --------------
Nordea Bank Finland plc, New York:
0.74%, 4/6/09                                        15,000,000       15,000,000
0.75%, 5/28/09                                       30,000,000       30,000,000
0.90%, 4/3/09                                        82,000,000       82,000,000
2.07%, 3/10/09                                       40,000,000       40,000,000
                                                                  --------------
Rabobank Nederland NV, New York:
0.75%, 6/24/09                                       50,000,000       50,000,000
0.75%, 6/29/09                                       50,000,000       50,000,000
0.80%, 7/7/09                                        36,000,000       36,000,000
0.80%, 7/16/09                                       25,000,000       25,000,000
1.25%, 6/16/09                                       50,000,000       50,000,000
                                                                  --------------
Royal Bank of Canada, New York, 1.441%,
   8/7/09(1)                                         50,000,000       50,000,000
                                                                  --------------
Societe Generale North America, Inc.:
0.75%, 4/16/09                                       85,000,000       85,000,000
0.75%, 4/20/09                                       50,000,000       50,000,000
1%, 5/4/09                                          100,000,000      100,000,000
1%, 5/21/09                                          70,000,000       70,000,000
                                                                  --------------
Toronto Dominion Bank, New York:                     50,000,000       50,000,000
1%, 3/10/09


                 1 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
1.47%, 11/12/09                                    $ 50,000,000   $   50,000,000
1.50%, 11/3/09                                       50,000,000       50,000,000
3.04%, 3/6/09                                       100,000,000      100,036,303
                                                                  --------------
                                                                   2,000,036,303
                                                                  --------------
Total Certificates of Deposit
   (Cost $2,250,036,303)                                           2,250,036,303
                                                                  --------------
DIRECT BANK OBLIGATIONS--19.9%
Bank of Nova Scotia, Houston, TX, 0.55%, 4/30/09     65,200,000       65,140,233
                                                                  --------------
Calyon, New York, 0.48%, 3/9/09                      45,000,000       45,000,000
                                                                  --------------
Capital One Funding Corp., Series 1996E, 1.35%,
   3/2/09(1)                                          5,531,000        5,531,000
                                                                  --------------
Danske Corp.:
0.61%, 4/14/09(2)                                    48,000,000       47,964,213
1.20%, 3/19/09                                       10,000,000        9,994,000
1.20%, 4/8/09(2)                                     33,000,000       32,958,200
1.285%, 3/30/09(2)                                   45,000,000       44,953,419
1.30%, 3/17/09(2)                                     8,900,000        8,894,858
1.79%, 3/12/09(2)                                   105,000,000      104,934,015
2.03%, 3/9/09(2)                                     50,000,000       49,977,444
2.03%, 3/10/09(2)                                    50,000,000       49,974,625
                                                                  --------------
HSBC Bank USA NA:
0.43%, 3/24/09                                       50,000,000       49,986,264
1.638%, 8/14/09(1)                                   50,000,000       49,634,392
                                                                  --------------
HSBC USA, Inc., 0.27%, 3/9/09                        50,000,000       49,997,000
                                                                  --------------
National Australia Funding (Delaware), Inc.:
0.65%, 3/24/09(2)                                    28,300,000       28,288,248
0.69%, 3/18/09(2)                                    18,000,000       17,994,135
0.69%, 5/12/09(2)                                    80,000,000       79,889,600
0.72%, 4/7/09(2)                                      2,400,000        2,398,224
1.75%, 3/4/09(2)                                      8,000,000        7,998,833
                                                                  --------------
Nordea North America, Inc.:
1.02%, 3/9/09                                       100,000,000       99,977,333
1.02%, 3/17/09                                       51,500,000       51,476,653
2.04%, 3/11/09                                       25,000,000       24,985,833
                                                                  --------------
Rabobank USA Financial Corp., 0.75%, 7/7/09         143,000,000      142,618,667
                                                                  --------------
Royal Bank of Canada, 1.294%, 7/15/09(1)             50,000,000       50,000,000
                                                                  --------------
Societe Generale North America, Inc., 0.85%,
   4/14/09                                           20,000,000       19,979,222
                                                                  --------------
Suntrust Bank, Grand Cayman, 0.188%, 3/2/09         150,000,000      150,000,000
                                                                  --------------
Toronto Dominion Bank, New York, 0.90%, 9/14/09      50,000,000       50,000,000
                                                                  --------------
US Bank NA:
0.90%, 8/21/09                                       50,000,000       50,000,000
0.90%, 8/21/09                                       50,000,000       50,000,000
                                                                  --------------
Total Direct Bank Obligations
   (Cost $1,440,546,411)                                           1,440,546,411
                                                                  --------------
SHORT-TERM NOTES--43.3%
DIVERSIFIED FINANCIAL SERVICES--7.3%
General Electric Capital Services:
0.75%, 4/23/09                                       56,000,000       55,938,167
0.75%, 4/28/09                                       50,000,000       49,939,583
0.75%, 5/26/09                                       72,000,000       71,871,000
                                                                  --------------


                 2 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
General Electric Co., 0.45%, 3/27/09               $150,000,000   $  149,951,250
                                                                  --------------
Prudential Funding LLC:                              50,000,000       49,988,194
0.50%, 3/18/09(3)
0.50%, 3/19/09(3)                                   100,000,000       99,975,000
0.50%, 3/20/09(3)                                    50,000,000       49,986,806
                                                                  --------------
                                                                     527,650,000
                                                                  --------------
FOOD PRODUCTS--0.5%
Nestle Capital Corp., 0.22%, 3/2/09(2)               38,500,000       38,499,765
                                                                  --------------
INSURANCE--1.7%
ING America Insurance Holdings, Inc., 0.50%,
   3/23/09                                           21,350,000       21,343,476
                                                                  --------------
Security Life of Denver, 0.698%, 9/8/09(1,3)        100,000,000      100,000,000
                                                                  --------------
                                                                     121,343,476
                                                                  --------------
LEASING & FACTORING--4.2%
American Honda Finance Corp.:
1.364%, 5/5/09(1,4)                                  50,000,000       50,000,000
1.40%, 8/26/09(1,4)                                  50,000,000       50,000,000
1.541%, 7/8/09(1,4)                                  50,000,000       50,000,000
1.998%, 9/18/09(1,4)                                 50,000,000       50,000,000
                                                                  --------------
Toyota Motor Credit Corp., 0.50%, 3/4/09            100,000,000       99,995,833
                                                                  --------------
                                                                     299,995,833
                                                                  --------------
MUNICIPAL--2.4%
Berks Cnty. Industrial Development Revenue
   Bonds, Lebanon Valley Mall Project, 1.50%,
   3/4/09(1)                                          3,640,000        3,640,000
Bloomingdale Life Time Fitness LLC Revenue
   Bonds, Series 2000, 1.55%, 3/2/09(1)               6,750,000        6,750,000
Capital Markets Access Co. LC Bonds, Carteret
   Investment Association LLC, Series 2008,
   1.50%, 3/2/09(1)                                   7,650,000        7,650,000
Great Fall Clinic, LLP, 1.75%, 3/1/09(1)             21,910,000       21,910,000
LA Cnty. Fair Association, Series 2000, 1.05%,
   3/2/09(1)                                         26,300,000       26,300,000
Las Vegas, NV Economic Development Revenue
   Bonds, Keep Memory Alive Project, Series
   2007B, 1.379%, 3/2/09(1)                           5,400,000        5,400,000
Liberty Cnty., GA Industrial Improvement Revenue
   Bonds, Hugo Boss USA, Inc. Project, Series
   2002, 1.50%, 3/2/09(1)                             3,575,000        3,575,000
Mesivta Yeshiva Rabbi Chaim Berlin Revenue
   Bonds, Series 2005, 2.479%, 3/2/09(1)             24,800,000       24,800,000
Municipal Gas Authority of GA Gas Revenue Bonds,
   Gas Portfolio III Project, Series A, 0.85%,
   3/2/09(1)                                         35,210,000       35,210,000
Newport News, VA Economic Development Bonds,
   Newport News Shipbuilding Project, 1.50%,
   3/2/09(1)                                          3,800,000        3,800,000
OK University Hospitals Trust Revenue Bonds,
   Series B, 0.85%, 3/1/09(1)                         2,800,000        2,800,000
Orange Cnty., FL Industrial Development
   Authority Revenue Bonds, University of
   Central FL, Inc., Series 2000B, 1.50%,
   3/2/09(1)                                          5,265,000        5,265,000


                 3 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
Private Colleges & Universities Authority
   Revenue Bonds, Mercer University Project,
   Series 2006B, 1%, 3/2/09(1)                     $  7,305,000   $    7,305,000
Roanoke, NC Music & Entertainment District
   Special Revenue Bonds, Series 2007, 0.85%,
   3/2/09(1)                                          9,800,000        9,800,000
United Methodist Church of Gulf Shores, AL
   Bonds, Series 2004, 1.50%, 3/2/09(1)               3,650,000        3,650,000
Warren Cnty., KY Industrial Building Revenue
   Bonds, Series B2, 0.85%, 3/1/09(1)                 6,700,000        6,700,000
WI Health & Education Facilities Revenue Bonds,
   Upland Hills Health, Series 06D, 3.25%,
   3/2/09(1)                                          2,245,000        2,245,000
                                                                  --------------
                                                                     176,800,000
                                                                  --------------
PERSONAL PRODUCTS--1.4%
Procter & Gamble International Funding SCA,
   1.486%, 2/8/10(1,2)                               50,000,000       50,000,000
                                                                  --------------
Reckitt Benckiser Treasury Services plc, 1.24%,
   5/1/09(2)                                         50,000,000       49,894,944
                                                                  --------------
                                                                      99,894,944
                                                                  --------------
PHARMACEUTICALS--3.8%
Novartis Finance Corp.:
0.23%, 3/3/09(2)                                     75,000,000      74,998,958
0.25%, 3/2/09(2)                                     50,000,000      49,999,653
                                                                   ------------
Roche Holdings, Inc., 2.249%, 2/25/10(1)            150,000,000     150,000,000
                                                                   ------------
                                                                    274,998,611
                                                                   ------------
RECEIVABLES FINANCE--19.7%
Barton Capital Corp.:
0.40%, 4/7/09(2)                                     25,000,000      24,989,722
0.40%, 4/8/09(2)                                     35,040,000      35,025,205
0.40%, 4/9/09(2)                                     94,106,000      94,065,221
0.45%, 4/14/09(2)                                    50,000,000      49,972,500
0.45%, 4/15/09(2)                                    50,000,000      49,971,875
0.65%, 5/1/09(2)                                     19,500,000      19,478,523
                                                                   ------------
Chariot Funding LLC, 0.40%, 3/6/09(4)                32,000,000      31,997,911
                                                                   ------------
Fairway Finance Corp., 0.67%, 5/11/09(2)             23,500,000      23,468,947
                                                                   ------------
Falcon Asset Securitization Co. LLC:
0.30%, 3/10/09(2)                                    21,000,000      20,998,425
0.50%, 3/13/09(2)                                    50,000,000      49,991,667
                                                                   ------------
Gemini Securitization Corp.:
0.38%, 3/12/09(2)                                     8,000,000       7,999,071
0.80%, 4/22/09(2)                                    20,000,000      19,976,889
0.80%, 4/27/09(2)                                    50,000,000      49,936,667
0.85%, 4/28/09(2)                                    50,000,000      49,931,528
0.85%, 5/4/09(2)                                     50,000,000      49,924,444
0.90%, 5/18/09(2)                                    20,000,000      19,961,000
                                                                   ------------
Legacy Capital LLC:                                  48,000,000      47,978,000
0.75%, 3/23/09
0.85%, 4/1/09                                        50,000,000      49,963,403


                 4 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
Lexington Parker Capital Co. LLC:
0.75%, 3/11/09(2)                                  $ 50,000,000   $   49,989,583
0.75%, 3/13/09(2)                                    50,000,000       49,987,500
0.75%, 3/16/09(2)                                   108,000,000      107,966,250
0.75%, 3/19/09(2)                                    40,000,000       39,985,000
0.85%, 4/1/09(2)                                     35,000,000       34,974,382
                                                                  --------------
Mont Blanc Capital Corp.:
0.60%, 3/11/09(2)                                    50,000,000       49,991,667
0.60%, 3/13/09(2)                                   100,000,000       99,980,000
0.60%, 3/20/09(2)                                    50,000,000       49,984,167
                                                                  --------------
Park Avenue Receivables Co. LLC:
0.30%, 3/3/09                                        23,777,000       23,776,604
0.50%, 4/2/09                                        33,100,000       33,085,289
                                                                  --------------
Ranger Funding Co. LLC:
0.40%, 4/24/09(4)                                    60,243,000       60,206,854
0.45%, 3/18/09(4)                                    39,830,000       39,806,489
                                                                  --------------
Yorktown Capital LLC:
0.50%, 3/5/09(2)                                     50,000,000       49,997,222
0.62%, 4/17/09(2)                                    35,181,000       35,152,523
                                                                  --------------
                                                                   1,420,514,528
                                                                  --------------
SPECIAL PURPOSE FINANCIAL--2.3%
GOVCO, Inc.:
0.45%, 4/13/09(2)                                    50,000,000       49,973,125
0.50%, 4/15/09(2)                                    35,000,000       34,978,125
                                                                  --------------
Ticonderoga Funding LLC:
0.45%, 4/8/09                                        35,000,000       34,983,375
0.46%, 4/16/09                                       47,000,000       46,972,376
                                                                  --------------
                                                                     166,907,001
                                                                  --------------
Total Short-Term Notes (Cost $3,126,604,158)                       3,126,604,158
                                                                  --------------
U.S. GOVERNMENT AGENCIES--1.1%
Federal Home Loan Bank:
2.43%, 4/22/09                                       25,000,000       24,912,250
2.83%, 4/27/09                                       50,000,000       49,782,292
                                                                  --------------
Total U.S. Government Agencies
   (Cost $74,694,542)                                                 74,694,542

                                                      Shares
                                                   ------------
INVESTMENT COMPANIES--4.8%
Dreyfus Government Cash Management-Institutional
   (Cost $347,528,632)                              347,528,632      347,528,632
TOTAL INVESTMENTS, AT VALUE
   (Cost $7,239,410,046)                                  100.2%   7,239,410,046
                                                                  --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      (0.2)     (11,163,675)
                                                                  --------------
NET ASSETS                                                100.0%  $7,228,246,371
                                                                  ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS


                 5 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,958,270,362, or 27.09% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of February 28, 2009 was $299,950,000, which represents 4.15% of the Fund's net assets. See accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $332,011,254 or 4.59% of the Fund's net assets as of February 28, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of February 28, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                         $  347,528,632         $ --
Level 2--Other Significant Observable Inputs    6,891,881,414           --
Level 3--Significant Unobservable Inputs                   --           --
                                               --------------         ----
   Total                                       $7,239,410,046         $ --
                                               ==============         ====

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are


                 6 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

"Money market-type" instruments are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

ILLIQUID SECURITIES

As of February 28, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


                 7 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 04/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 04/13/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 04/13/2009